Income Tax Benefit/(Expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Adjustments for current tax of prior periods	$ 283	$ (18,412)	$ (3,616)
Differences in overseas tax rates	$ 9,397	24,458	$ 5,259
Singapore
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Adjustments for current tax of prior periods		18,200
Differences in overseas tax rates		$ 14,000
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Difference in tax rate		30.00%